Borrowings - Summary of Notes Payable to Related Parties (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Debt Instrument [Line Items]
Notes payable to related parties	$ 1,170.5	$ 987.1
Shareholder Notes
Debt Instrument [Line Items]
Notes payable to related parties	1,166.8	983.7
Management Notes
Debt Instrument [Line Items]
Notes payable to related parties	$ 3.7	$ 3.4